UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2013

Date of reporting period:	5/31/2012

Item 1.	Schedule of Investments

Prudential Floating Rate Income Fund

Schedule of Investments

as of May 31, 2012 (Unaudited)

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.2%
BANK LOANS(a) — 94.2%
Airlines — 1.7%
Delta Air Lines, Inc.	Ba2	4.250%	03/07/16	$ 495	$ 477,675
Delta Air Lines, Inc.	Ba2	5.500	04/20/17	99	98,909

					576,584

Automotive — 2.9%
Avis Budget Car Rental LLC	Ba1	4.250	03/15/19	250	248,750
Chrysler Group LLC	Ba2	6.000	05/24/17	276	275,229
Schaeffler AG	B1	6.000	01/27/17	500	497,813

					1,021,792

Building Materials & Construction — 1.8%
Armstrong World Industries, Inc.	B1	4.000	03/10/18	100	98,423
Atrium Cos., Inc.	Caa1	10.000	04/30/16	272	254,417
Summit Materials LLC	B1	6.000	01/30/19	275	275,344

					628,184

Business Services — 0.2%
Global Cash Access, Inc.	B1	7.000	03/01/16	75	75,094

Cable — 4.6%
Cequel Communications LLC	Ba2	4.000	02/14/19	550	535,366
Charter Communications Operating LLC	Ba1	2.490	05/15/17	200	191,357
Charter Communications Operating LLC	Ba1	4.000	05/15/19	300	295,500
UPC Financing Partnership	Ba3	4.750	12/31/17	275	269,500
Yankee Cable Acquisition LLC	B1	6.500	08/26/16	314	309,342

					1,601,065

Capital Goods — 8.1%
Colfax Corp.	Ba2	4.500	01/11/19	499	497,249
Generac Power Systems, Inc.	B2	6.250	05/30/18	145	143,550
Hupah Finance, Inc.	B1	5.563	01/21/19	125	125,391
Husky Injection Molding Systems	Ba3	6.500	06/29/18	239	237,467
Norit Holding BV	B1	6.750	07/10/17	124	123,753
Pelican Products, Inc. (original cost $267,953; purchased 03/30/11)(b)(c)	B1	5.000	03/07/17	267	264,954
Pro Mach, Inc.	B2	6.250	07/06/17	245	239,629
RBS Global, Inc. / Rexnord LLC	Ba3	5.000	04/30/18	249	248,050
Sensus USA, Inc.	Ba3	4.750	05/09/17	297	295,268
SRAM Corp.	Ba3	4.769	06/07/18	234	233,208
Unifrax I LLC	B2	6.500	11/28/18	299	302,242
WCA Waste Corp. (original cost $99,014; purchased 03/09/12)(b)(c)	B1	5.500	03/23/18	100	99,500

					2,810,261

Chemicals — 6.3%
Emerald Performance Materials LLC	B1	6.750	05/18/18	200	198,000
Houghton International, Inc.	B1	6.750	01/29/16	295	295,347
Nexeo Solutions LLC	B1	5.000	09/08/17	297	288,090
Nusil Technology LLC	B1	5.250	04/07/17	218	217,948
PL Propylene LLC	B1	7.000	03/27/17	250	246,875
Polyone Corp.	Ba1	5.000	12/20/17	100	99,625
PQ Corp.	B3	4.217	07/30/14	150	144,107
Styron Corp.	B1	6.027	08/02/17	248	221,798
Tronox Pigments Netherlands BV	Ba2	1.000	02/08/18	54	53,058
Tronox Pigments Netherlands BV	Ba2	4.250	02/08/18	196	194,383
Univar, Inc.	B2	5.000	06/30/17	246	239,176

					2,198,407

Consumer — 4.3%
Huish Detergents, Inc.	Ba3	2.240	04/26/14	150	142,500
Huish Detergents, Inc.	B3	4.490	10/26/14	150	134,437
Realogy Corp.	B1	4.489	10/10/16	18	16,357
Realogy Corp.	B1	4.489	10/10/16	229	208,521
Revlon Consumer Products Corp.	Ba3	4.750	11/19/17	223	221,638
Spectrum Brands, Inc.	B1	5.001	06/17/16	181	180,966
Travelport, Inc.	B1	4.968	08/21/15	175	157,223
Visant Corp.	Ba3	5.250	12/22/16	472	455,203

					1,516,845

Electric — 2.6%
Calpine Corp.	B1	4.500	04/01/18	148	145,449
Calpine Corp.	B1	4.500	04/01/18	248	244,016
Freif North American Power I LLC	Ba3	6.000	03/29/19	34	33,781
Freif North American Power I LLC	Ba3	6.000	03/29/19	216	214,969
Longview Power LLC	B3	6.000	10/31/17	333	275,975

					914,190

Energy — Other — 0.7%
Frac Tech Services LLC	B2	6.250	05/06/16	294	261,928

Foods — 6.3%
B&G Foods, Inc.	Ba2	4.500	11/30/18	149	150,057
Del Monte Foods Co.	B(d)	4.500	03/08/18	496	485,705
Dole Food Co., Inc.	Ba2	5.026	07/08/18	124	123,391
Dole Food Co., Inc.	Ba2	5.040	07/08/18	69	68,954
Earthbound Holdings III LLC (original cost $236,603; purchased 04/16/12)(b)(c)	B1	5.797	12/21/16	237	236,011
JBS USA LLC	Ba3	4.250	05/25/18	273	266,114
Michael Foods, Inc.	B1	4.250	02/25/18	144	143,891
Pierre Foods, Inc.	B1	7.000	09/30/16	247	247,073
SUPERVALU	BB(d)	4.500	04/30/18	247	242,559
Wm. Bolthouse Farms, Inc.	B1	5.507	02/11/16	227	227,218

					2,190,973

Gaming — 1.6%
Affinity Gaming LLC	Ba3	5.500	11/09/17	125	124,427
Caesars Entertainment Operating Co., Inc.	B2	5.716	01/29/18	238	209,430
Las Vegas Sands LLC	Ba2	2.850	11/23/16	41	40,073
Las Vegas Sands LLC	Ba2	2.850	11/23/16	206	199,798

					573,728

Healthcare & Pharmaceutical — 14.2%
Alere, Inc.	B2	3.971	06/30/17	225	220,781
Alliance HealthCare Services, Inc.	Ba3	7.250	06/01/16	337	312,988
Bausch & Lomb, Inc.	B1	5.250	05/20/19	400	393,375
Community Health Systems, Inc.	Ba3	3.967	01/25/17	482	471,601
DaVita, Inc.	Ba2	4.500	10/20/16	249	248,747
Drumm Investors LLC	B1	4.023	05/04/18	347	322,132
Emergency Medical Services	B1	5.278	05/25/18	322	317,266
Grifols, Inc.	Ba3	4.500	06/01/17	496	488,917
HCR Healthcare LLC	Ba3	5.000	04/06/18	195	190,125
Health Management Associates, Inc.	Ba3	4.500	11/16/18	499	491,369
IASIS Healthcare Corp.	Ba3	5.000	05/03/18	248	242,859
On Assignment, Inc.	Ba3	5.000	05/15/19	350	345,625
PTS Acquisition Corp.	Ba3	5.250	09/15/17	400	395,000
Rural/Metro Corp.	Ba3	5.750	06/30/18	174	171,408
Valeant Pharma International	Ba1	3.750	02/13/19	250	244,844
Wolverine Healthcare Analytics, Inc.	Ba3	6.750	06/06/19	100	98,750

					4,955,787

Insurance — 0.7%
Asurion LLC	Ba3	5.500	05/24/18	236	232,074

Media & Entertainment — 8.9%
AMC Entertainment, Inc.	Ba2	4.250	02/22/18	424	421,818
Crown Media Holdings, Inc.	Ba2	5.750	07/14/18	91	90,462
Cumulus Media Holdings, Inc.	Ba2	5.750	09/17/18	100	98,950
EMI Group North America Holdings, Inc.	Ba3	5.500	06/30/18	350	347,703
Getty Images, Inc.	Ba3	4.221	11/05/15	491	488,810
Granite Broadcasting Corp.	B2	8.500	05/23/18	100	98,500
Mood Media Corp.	Ba3	7.000	05/06/18	74	73,693
Seaworld Parks & Entertainment, Inc.	Ba3	4.000	08/17/17	350	346,500
SuperMedia, Inc.	Caa3	11.000	12/31/15	240	136,451
Telesat LLC	Ba3	4.250	03/31/19	400	395,000
Tribune Co.	NR	5.323	06/04/14	250	161,705
Univision Communications, Inc.	B2	4.489	03/31/17	500	458,313

					3,117,905

Metals — 1.6%
Arch Coal, Inc.	Ba2	5.750	05/16/18	125	121,536
JMC Steel Group, Inc.	B1	4.750	04/01/17	249	248,748
SunCoke Energy, Inc.	Ba1	4.000	07/26/18	174	171,517

					541,801

Non-Captive Finance — 4.2%
Delos Aircraft, Inc.	Ba3	4.750	04/12/16	250	248,750
Flying Fortress, Inc.	Ba3	5.000	06/30/17	325	323,375
MIP Delaware LLC	Ba2	5.500	07/12/18	102	101,083
Springleaf Financial Funding Co.	B2	5.500	05/10/17	600	550,750
VFH Parent LLC	Ba1	7.500	07/08/16	256	257,171

					1,481,129

Packaging — 4.1%
Bway Holding Co.	Ba3	4.500	02/23/18	39	38,418
Bway Holding Co.	Ba3	4.500	02/23/18	411	405,222
Exopack LLC	B2	6.500	05/31/17	248	244,403
Reynolds Group Holdings, Inc.	Ba3	6.500	02/09/18	490	489,865
Tricorbraun, Inc.	B1	5.500	05/03/18	250	249,583

					1,427,491

Pipelines & Other — 1.7%
Energy Transfer Equity LP	Ba2	3.750	03/23/17	500	485,375
Everest Acquisition LLC	Ba3	6.500	04/24/18	100	99,937

					585,312

Real Estate Investment Trusts — 1.3%
CB Richard Ellis Services, Inc.	Ba1	3.739	09/04/19	445	436,469

Restaurants — 0.7%
Landry’s Restaurants, Inc.	B1	6.500	04/24/18	250	248,750

Retailers — 2.1%
Academy Sports & Outdoors	B2	6.000	08/03/18	200	199,248
Leslie’s Poolmart, Inc.	Ba3	4.500	11/21/16	298	295,506
Toys “R” Us Delaware, Inc.	B1	5.250	05/25/18	250	236,250

					731,004

Technology — 8.3%
Avaya, Inc.	B1	4.967	10/26/17	296	263,034
CDW Corp.	B1	4.000	07/15/17	217	207,417
Datatel Sophia LP	B1	6.250	07/19/18	150	150,328
Expert Global Solutions, Inc.	Ba3	8.000	04/03/18	150	147,000
Fidelity National Information Services, Inc.	Ba1	4.250	07/18/16	9	9,031
First Data Corp.	B1	4.239	03/26/18	569	516,103
Freescale Semiconductor, Inc.	B1	4.489	12/01/16	497	465,828
Genesys Telecom Holdings U.S., Inc.	B1	6.750	01/31/19	150	149,750
Interactive Data Corp.	Ba3	4.500	02/11/18	287	283,105
NXP BV	B3	4.500	03/03/17	422	406,402
Sensata Technologies BV	Ba2	4.000	05/12/18	98	96,691
U.S. Security Associates, Inc.	Ba3	6.000	07/28/17	33	32,193
U.S. Security Associates, Inc.	Ba3	6.000	07/28/17	167	164,481

					2,891,363

Telecommunications — 3.3%
Global Tel Link Corp.	B2	6.000	12/14/17	391	387,622
Intelsat Jackson Holdings SA	B1	5.250	04/02/18	295	292,050
MetroPCS Wireless, Inc.	Ba1	4.000	03/19/18	247	241,496
Syniverse Holdings, Inc.	B1	5.000	04/23/19	250	248,125

					1,169,293

Transportation — 2.0%
Dockwise Transport BV	B1	4.970	07/11/16	97	86,129
Dockwise Transport BV	B1	4.970	07/11/16	153	136,371
Hertz Corp.	Ba1	3.750	03/12/18	500	480,000

					702,500

TOTAL BANK LOANS (cost $33,288,802)					32,889,929

CORPORATE BONDS — 5.0%
Automotive — 0.3%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	7.000	04/15/15	100	112,250

Cable — 0.6%
Videotron LTee (Canada), Gtd. Notes	Ba1	9.125	04/15/18	175	191,188

Foods — 0.4%
ARAMARK Corp., Gtd. Notes	B3	8.500	02/01/15	150	153,564

Gaming — 0.9%
MGM Resorts International, Sr. Sec’d. Notes	Ba2	11.125	11/15/17	200	224,000
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $110,294; purchased 05/18/11-03/13/12)(b)(c)	B1	11.375	07/15/16	100	106,250

					330,250

Media & Entertainment — 1.3%
Lamar Media Corp., Gtd. Notes	Ba3	9.750	04/01/14	200	224,500
Nielsen Finance LLC / Nielsen Finance Co., Gtd. Notes	B2	11.625	02/01/14	200	227,250

					451,750

Non-Captive Finance — 0.7%
American General Finance Corp., Sr. Unsec’d. Notes, Ser. H, MTN	B3	5.375	10/01/12	125	123,125
CIT Group, Inc., Gtd. Notes, 144A	B1	7.000	05/02/17	110	109,679

					232,804

Paper — 0.8%
Graphic Packaging International, Inc., Gtd. Notes	B2	9.500	06/15/17	250	276,250

TOTAL CORPORATE BONDS (cost $1,748,060)					1,748,056

TOTAL LONG-TERM INVESTMENTS (cost $35,036,862)					34,637,985

				Shares
SHORT-TERM INVESTMENT — 2.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(e) (cost $906,384)				906,384	906,384

TOTAL INVESTMENTS — 101.8% (cost $35,943,246)(f)					35,544,369
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%					(641,993)

NET ASSETS — 100.0%					$34,902,376

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
NR	Not Rated

*	The Fund’s current Statement of Additional Information contains a description of Moody’s & Standard & Poor’s ratings.
†	The ratings reflected are as of May 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2012.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of such securities is $713,864. The aggregate value of $706,715 is approximately 2.0% of net assets.
(d)	Standard & Poor’s Rating.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of May 31, 2012 were as follows:

Tax basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$36,012,164	$105,549	$(573,344)	$(467,795)

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end and the difference in the treatment of accreting premium amortization for book and tax purposes as of the current reporting period.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$24,188,173	$8,701,756
Corporate Bonds	—	1,748,056	—
Affiliated Money Market Mutual Fund	906,384	—	—

Total	$906,384	$25,936,229	$8,701,756

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Bank Loans
Balance as of 02/29/12	$3,789,160
Realized gain (loss)	19,342
Change in unrealized appreciation (depreciation)*	(33,993)
Purchases	3,306,560
Sales	(1,520,144)
Accrued discount/premium	5,251
Transfers into Level 3	4,320,010
Transfers out of Level 3	(1,184,430)

Balance as of 05/31/12	$8,701,756

*	Of which, $(22,930) was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 17 Bank Loans transferred into Level 3 as a result of using a single broker quote and 6 Bank Loans transferred out of Level 3 as a result of no longer using single broker quote.

Included in the table above, under Level 3 securities, are securities fair valued using broker quotes as adjusted for changes in yields of comparable U.S. Government and other securities, using fixed income securities valuation models.

Prudential Government Income Fund

Schedule of Investments

as of May 31, 2012 (Unaudited)

Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS — 96.7%
Collateralized Mortgage Obligations — 2.7%
$ 3,864	Federal Home Loan Mortgage Corp., Ser. 2002-2496, Class PM, 5.500%, 09/15/17	$ 4,177,855
1,444	Ser. 2002-2501, Class MC, 5.500%, 09/15/17	1,553,986
6,478	Ser. 2002-2513, Class HC, 5.000%, 10/15/17	6,950,028
833	Ser. 2002-2518, Class PV, 5.500%, 06/15/19	834,536
1,646	Federal National Mortgage Association, Ser. 2002-18, Class PC, 5.500%, 04/25/17	1,694,729
1,348	Ser. 2002-57, Class ND, 5.500%, 09/25/17	1,448,230
272	MLCC Mortgage Investors, Inc., Ser. 2003-E, Class A1, 0.859%, 10/25/28 FRN	238,696
905	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3, 2.729%, 02/25/34 FRN	867,928

		17,765,988

Commercial Mortgage-Backed Securities — 15.3%
381	Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Class A2, 5.381%, 01/15/49	380,917
6,450	Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A4, 5.889%, 12/10/49 FRN	7,372,995
3,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A3, 5.293%, 12/11/49	3,164,526
3,000	Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A4, 5.941%, 06/10/46 FRN	3,354,900
3,300	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4, 4.832%, 04/15/37	3,488,895
3,100	CWCapital Cobalt Ltd., Ser. 2007-C3, Class A3, 6.007%, 05/15/46 FRN	3,302,982

500	FHLMC Multifamily Structured Pass Through Certificates, Ser. 2009-K003, Class A5, 5.085%, 03/25/19	586,428
6,400	Ser. 2009-K004, Class A2, 4.186%, 08/25/19	7,220,115
4,614	Ser. 2010-K005, Class A2, 4.317%, 11/25/19	5,251,461
6,400	Ser. 2010-K007, Class A2, 4.224%, 03/25/20	7,270,701
5,100	Ser. 2010-K009, Class A2, 3.808%, 08/25/20	5,672,990
6,400	Ser. 2011-K011, Class A2, 4.084%, 11/25/20 FRN	7,241,741
6,600	Ser. 2011-K013, Class A2, 3.974%, 01/25/21 FRN	7,426,485
6,400	Ser. 2012-K018, Class A2, 2.789%, 01/25/22	6,652,890
6,400	Ser. K010, Class A2, 4.333%, 10/25/20	7,336,167
7,191	Ser. K501, Class X1A, I/O 1.758%, 08/25/16 FRN	405,492
1,485	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2, 5.381%, 03/10/39	1,517,512
1,623	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2, 5.778%, 08/10/45 FRN	1,645,314
1,600	JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A3, 5.817%, 06/15/49 FRN	1,713,094
3,415	Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4, 5.848%, 05/12/39 FRN	3,867,658
3,381	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-9, Class A2, 5.590%, 09/12/49	3,385,105
3,000	Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4, 5.332%, 12/15/43	3,378,591
3,000	NCUA Guaranteed Notes, Ser. 2010-C1, Class A2, 2.900%, 10/29/20	3,180,000
4,000	Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4, 5.922%, 05/15/43 FRN	4,512,188
3,000	Ser. 2006-C27, Class A3, 5.765%, 07/15/45 FRN	3,374,412

		102,703,559

Corporate Bonds — 0.8%
1,665	(a)	Canada Government International Bond (Canada), Sr. Unsec’d. Notes, 0.875%, 02/14/17	1,668,436
2,960		Depfa ACS Bank (Ireland), Covered Notes, 144A, 5.125%, 03/16/37	2,139,506
1,080		Kreditanstalt Fuer Wiederaufbau (Germany), Gtd. Notes, 2.375%, 08/25/21	1,090,269
290	(a)	UBS AG London (Switzerland), Covered Notes, 144A, 2.250%, 03/30/17	292,608

			5,190,819

Mortgage-Backed Securities — 38.5%
		Federal Home Loan Mortgage Corp.,
1,758		2.366%, 05/01/34 FRN	1,872,595
3,000	(b)	3.000%, TBA 15 YR	3,127,500
2,000	(b)	3.500%, TBA 30 YR	2,094,688
9,305		4.000%, 06/01/26 - 12/01/40	9,877,772
9,467		4.500%, 09/01/39	10,113,153
14,086		5.000%, 06/01/33 - 05/01/34	15,314,049
2,732		5.500%, 05/01/37 - 01/01/38	2,976,163
951		6.000%, 08/01/32 - 09/01/34	1,070,126
668		6.500%, 03/01/13 - 09/01/32	763,605
168		7.000%, 09/01/32	197,755
114		8.000%, 03/01/22 - 08/01/22	122,154
75		8.500%, 01/01/17 - 09/01/19	76,400
45		9.000%, 01/01/20	51,210
45		11.500%, 10/01/19	51,514
		Federal National Mortgage Association,
5,316		2.232%, 07/01/33 FRN	5,516,999
1,599		2.309%, 06/01/34 FRN	1,697,798
1,500	(b)	2.500%, TBA 15 YR	1,541,953
671		2.536%, 04/01/34 FRN	716,998
1,292		2.554%, 04/01/34 FRN	1,373,565
15,000		3.000%, TBA 15 YR	15,667,969
1,804		3.500%, 06/01/39	1,895,955
6,000		3.500%, TBA 15 YR	6,330,937
6,500		3.500%, TBA 30 YR	6,821,953
3,500	(b)	3.500%, TBA 30 YR	3,664,062
12,000	(b)	4.000%, TBA 30 YR	12,749,999
460		4.500%, 01/01/20	494,918
27,500	(b)	4.500%, TBA 30 YR	29,498,045
11,216		5.000%, 07/01/18 - 05/01/36	12,161,004
28,636		5.500%, 08/01/15 - 11/01/36	31,516,381
11,627		6.000%, 11/01/14 - 05/01/36	12,894,248
8,718		6.500%, 02/01/14 - 10/01/37	9,954,425
3,142		7.000%, 10/01/12 - 02/01/36	3,707,709

11		7.500%, 07/01/12 - 08/01/13	10,666
719	(c)	8.500%, 06/01/17	722
72		9.000%, 04/01/25	78,096
25		9.500%, 01/01/25 - 02/01/25	26,248
		Government National Mortgage Association,
2,500		3.500%, TBA 30 YR	2,667,969
10,000		4.000%, TBA 30 YR	10,917,188
2,000	(b)	4.000%, TBA 30 YR	2,179,219
5,866		4.500%, 01/20/41 - 02/20/41	6,479,366
11,500		4.500%, TBA 30 YR	12,649,999
5,289		5.000%, 07/15/33 - 04/15/34	5,880,181
2,000	(b)	5.000%, TBA 30 YR	2,210,938
3,008		5.500%, 02/15/34 - 02/15/36	3,388,267
3,657		7.000%, 03/15/22 - 02/15/29	4,232,473
444		7.500%, 01/15/23 - 07/15/24	496,618
412		8.500%, 04/15/25	462,957
214		9.500%, 09/15/16 - 08/20/21	229,092

			257,823,601

Municipal Bond — 0.2%
1,170		Utah St. Build America Bonds, Ser. D, GO, 4.554%, 07/01/24	1,387,047

Small Business Administration Agencies — 0.9%
380		Small Business Administration Participation Certificates, Ser. 1995-20B, Class 1, 8.150%, 02/01/15	396,031
1,297		Ser. 1995-20L, Class 1, 6.450%, 12/01/15	1,376,247
1,477		Ser. 1996-20H, Class 1, 7.250%, 08/01/16	1,581,337
877		Ser. 1996-20K, Class 1, 6.950%, 11/01/16	944,014
329		Ser. 1997-20A, Class 1, 7.150%, 01/01/17	356,869
1,376		Ser. 1998-20I, Class 1, 6.000%, 09/01/18	1,500,338

			6,154,836

U.S. Government Agency Securities — 6.9%
1,430		Federal Home Loan Mortgage Corp., 1.250%, 05/12/17	1,448,783
5,220	(a)	1.750%, 05/30/19	5,348,689
1,310	(a)	5.125%, 11/17/17	1,588,658
25,265	(a)	Federal National Mortgage Association, 0.500%, 07/02/15	25,204,187

10,000	(d)	Financing Corp. FICO STRIPS, Ser. 1P, 1.410%, 05/11/18	9,203,630
		Tennessee Valley Authority,
1,240		5.250%, 09/15/39	1,627,935
1,080		5.500%, 06/15/38	1,454,423

			45,876,305

U.S. Government Treasury Obligations — 31.4%
11,060		United States Treasury Bonds, 3.125%, 02/15/42	12,093,424
4,345	(a)	3.750%, 08/15/41	5,329,412
45		United States Treasury Notes, 0.250%, 05/15/15	44,866
11,725		0.375%, 11/15/14	11,741,485
8,290		0.625%, 05/31/17	8,271,862
4,530	(a)	1.750%, 05/15/22	4,600,781
23,545		2.000%, 02/15/22	24,496,006
4,410		3.000%, 09/30/16	4,862,025
1,560		3.125%, 10/31/16	1,730,503
500		3.125%, 04/30/17	558,789
28,515		3.250%, 06/30/16	31,598,184
2,195		4.500%, 11/15/15	2,498,698
22,700		4.500%, 02/15/16	26,034,063
1,295		4.625%, 11/15/16	1,523,244
12,400	(a)(e)	United States Treasury STRIPS, I/O, 0.400%, 05/15/15	12,256,396
7,380	(e)	1.910%, 05/15/23	5,992,863
21,230	(e)	2.060%, 05/15/24	16,618,377
16,500	(e)(f)	2.090%, 08/15/24	12,806,475
12,000	(e)	2.240%, 02/15/24	9,480,480
9,120	(e)	2.480%, 05/15/25	6,877,264
9,570	(a)(e)	2.790%, 05/15/27	6,723,470
6,300	(e)	3.050%, 08/15/29	4,109,276

			210,247,943

		TOTAL LONG-TERM INVESTMENTS (cost $608,977,362)	647,150,098

SHORT-TERM INVESTMENTS — 27.0%

Shares
Affiliated Mutual Funds
12,541,842		Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund (cost $123,284,427)(g)	112,625,739

67,944,544	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $67,944,544; includes $47,437,998 of cash collateral received for securities on loan)(g)(h)	67,944,544

	Total affiliated mutual funds (cost $191,228,971)	180,570,283

Contracts
OPTIONS PURCHASED*
Put Options
239	10 Year U.S. Treasury Notes, expiring 06/22/12, Strike Price $130.00	11,203
134	10 Year U.S. Treasury Notes, expiring 06/22/12, Strike Price $131.00	10,469

	(cost $99,647)	21,672

	TOTAL SHORT-TERM INVESTMENTS (cost $191,328,618)	180,591,955

	TOTAL INVESTMENTS — 123.7% (cost $800,305,980)(i)	827,742,053
	LIABILITIES IN EXCESS OF OTHER ASSETS(j) — (23.7%)	(158,618,468)

	NET ASSETS — 100.0%	$ 669,123,585

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FHLMC—Federal Home Loan Mortgage Association

FICO —Financing Corporation

FRN —Floating Rate Note

GO—General Obligation

I/O—Interest Only

STRIPS—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $46,553,495; cash collateral of $47,437,998 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	All or partial principal amount of $42,500,000 represents a to-be-announced (“TBA”) mortgage dollar roll.
(c)	Amount is actual; not rounded to thousands.

(d)	Represents a zero coupon bond. Rate shown reflects the effective yield at May 31, 2012.
(e)	The rate shown is the effective yield at May 31, 2012.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios
2 —Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$801,926,925	$37,743,638	$(11,928,510)	$25,815,128

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end and difference in the treatment of accreting market discount and premium amortization for book and tax purposes as of the most recent reporting period end.

(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at May 31, 2012:

Number of Contracts	Type	Expiration Date	Value at May 31, 2012	Value at Trade Date	Unrealized Appreciation/ (Depreciation)(a)
	Long Positions:
199	2 Year U.S. Treasury Notes	Jun. 2012	$43,882,609	$43,803,932	$78,677
123	2 Year U.S. Treasury Notes	Sep. 2012	27,109,969	27,090,207	19,762
18	5 Year U.S. Treasury Notes	Jun. 2012	2,238,750	2,190,116	48,634
47	5 Year U.S. Treasury Notes	Sep. 2012	5,836,813	5,838,706	(1,893)
5	U.S. Ultra Bond	Jun. 2012	852,031	801,256	50,775
71	U.S. Ultra Bond	Sep. 2012	11,999,000	11,606,400	392,600
	Short Positions:
1,096	10 Year U.S. Treasury Notes	Sep. 2012	146,795,500	145,500,041	(1,295,459)
368	U.S. Long Bond	Sep. 2012	55,096,500	54,130,113	(966,387)

					$(1,673,291)

(a)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of May 31, 2012.

Interest rate swap agreements outstanding at May 31, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
$45,555	09/06/15	0.750%	3 month LIBOR(2)	$7,601	$—	$7,601	JPMorgan Chase Bank NA
30,700	08/31/16	0.934	3 month LIBOR(2)	59,865	—	59,865	Credit Suisse International
30,540	08/31/16	0.928	3 month LIBOR(2)	51,971	—	51,971	Citibank NA
30,540	08/31/16	0.977	3 month LIBOR(1)	(112,847)	—	(112,847)	Citibank NA
9,555	08/31/16	0.975	3 month LIBOR(1)	(34,583)	—	(34,583)	JPMorgan Chase Bank NA
9,555	08/31/16	0.978	3 month LIBOR(1)	(35,951)	—	(35,951)	JPMorgan Chase Bank NA
1,460	09/14/16	1.206	3 month LIBOR(1)	(22,181)	—	(22,181)	Deutsche Bank AG
7,700	02/15/19	1.656	3 month LIBOR(1)	(164,185)	—	(164,185)	Citibank NA
7,700	02/15/19	1.794	3 month LIBOR(2)	232,016	—	232,016	JPMorgan Chase Bank NA
30,760	05/11/19	1.496	3 month LIBOR(2)	319,259	—	319,259	Citibank NA
21,685	05/15/19	1.501	3 month LIBOR(2)	147,613	—	147,613	Citibank NA
7,480	07/20/21	3.035	3 month LIBOR(2)	968,354	—	968,354	Citibank NA
7,530	11/23/21	2.148	3 month LIBOR(1)	(307,836)	—	(307,836)	Citibank NA
3,720	01/27/22	2.071	3 month LIBOR(1)	(145,334)	—	(145,334)	Citibank NA
1,835	01/30/22	2.082	3 month LIBOR(1)	(73,105)	—	(73,105)	Citibank NA
3,915	02/07/22	2.056	3 month LIBOR(1)	(144,566)	—	(144,566)	Citibank NA
9,470	04/12/22	2.111	3 month LIBOR(2)	349,267	—	349,267	Citibank NA

				$1,095,358	$—	$1,095,358

LIBOR—London Interbank Offered Rate

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of May 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Collateralized Mortgage Obligations	$—	$17,765,988	$—
Commercial Mortgage-Backed Securities	—	102,703,559	—
Corporate Bonds	—	5,190,819	—
Mortgage-Backed Securities	—	257,823,601	—
Municipal Bond	—	1,387,047	—
Small Business Administration Agencies	—	6,154,836	—
U.S. Government Agency Securities	—	45,876,305	—
U.S. Government Treasury Obligations	—	210,247,943	—
Affiliated Mutual Funds	180,570,283	—	—
Options Purchased	21,672	—	—
Other Financial Instruments*
Futures Contracts	(1,673,291)	—	—
Interest Rate Swaps	—	1,095,358	—

Total	$178,918,664	$648,245,456	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors has delegated fair valuation responsibilities to the Manager through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Funds to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as
Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Debt securities traded in the over-the-counter market are valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, prepayment speeds, credit spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Over the counter derivatives are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, and other inputs. These instruments are categorized as level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by Prudential Investments LLC.

With respect to the Funds, book cost of assets differs from tax cost of assets as a result of each Fund’s adoption of a mark-to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 14

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 23, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 23, 2012

*	Print the name and title of each signing officer under his or her signature.